Non-controlling Interests - Additional Information (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by group		100.00%
Attributable to non-controlling interests		$ (7,255)	$ (6,542)
Prometic Bioproduction Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by group		100.00%	100.00%	87.00%
Proportion of ownership interest held by non-controlling interest	13.00%
Liminal
Disclosure of subsidiaries [line items]
Attributable to non-controlling interests		$ 331	$ 2,892	$ 4,776
NantPro Biosciences, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by group		73.00%	73.00%	73.00%
Pathogen Diagnostic Technologies Inc
Disclosure of subsidiaries [line items]
Attributable to non-controlling interests		$ 7,255	$ 6,542